Share-Based Compensation And Awards (Stock Option Range of Exercise Prices) (Details)	Aug. 31, 2019 CAD ($) shares	Aug. 31, 2018 CAD ($) shares	Aug. 31, 2017 CAD ($) shares
Disclosure of range of exercise prices of outstanding share options [line items]
Options outstanding, Number outstanding (in shares) | shares	8,363,031	9,378,966	10,158,005
Options outstanding, Weighted average exercise price	$ 26.11	$ 25.18	$ 24.45
Range 1 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Options outstanding, Number outstanding (in shares) | shares	309,891
Options outstanding, Weighted average remaining contractual life (years)	1.12
Options outstanding, Weighted average exercise price	$ 19.59
Options exercisable, Number exercisable (in shares) | shares	309,891
Options exercisable, Weighted average exercise price	$ 19.59
Range 2 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Options outstanding, Number outstanding (in shares) | shares	1,235,010
Options outstanding, Weighted average remaining contractual life (years)	5.4
Options outstanding, Weighted average exercise price	$ 23.49
Options exercisable, Number exercisable (in shares) | shares	842,460
Options exercisable, Weighted average exercise price	$ 23.37
Range 3 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Options outstanding, Number outstanding (in shares) | shares	1,086,750
Options outstanding, Weighted average remaining contractual life (years)	6.67
Options outstanding, Weighted average exercise price	$ 25.18
Options exercisable, Number exercisable (in shares) | shares	620,100
Options exercisable, Weighted average exercise price	$ 25.08
Range 4 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Options outstanding, Number outstanding (in shares) | shares	2,906,225
Options outstanding, Weighted average remaining contractual life (years)	8.1
Options outstanding, Weighted average exercise price	$ 26.43
Options exercisable, Number exercisable (in shares) | shares	692,325
Options exercisable, Weighted average exercise price	$ 26.49
Range 5 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Options outstanding, Number outstanding (in shares) | shares	2,825,155
Options outstanding, Weighted average remaining contractual life (years)	7.14
Options outstanding, Weighted average exercise price	$ 28.01
Options exercisable, Number exercisable (in shares) | shares	1,315,205
Options exercisable, Weighted average exercise price	$ 28.12
Minimum [Member] | Range 1 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	18.79
Minimum [Member] | Range 2 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	20.81
Minimum [Member] | Range 3 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	24.22
Minimum [Member] | Range 4 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	26.23
Minimum [Member] | Range 5 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	27.2
Maximum [Member] | Range 1 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	20.8
Maximum [Member] | Range 2 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	24.21
Maximum [Member] | Range 3 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	26.22
Maximum [Member] | Range 4 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	27.19
Maximum [Member] | Range 5 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	$ 30.87